GOODWILL	12 Months Ended
Dec. 31, 2019
Disclosure of goodwill [text block] [Abstract]
Disclosure of goodwill [text block]

NOTE 16 – GOODWILL

Goodwill as of December 31, 2019, amounts to ThUS $ 2,209,576 (ThUS $ 2,294,072 as of December 31, 2018). The goodwill movement, separated by CGU, includes the following:

Movement of Goodwill, separated by CGU:

	Air Transport	Coalition and loyalty program Multiplus	Total
	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	2,176,634	533,748	2,710,382
Increase (decrease) due to exchange rate differences	(29,942)	(7,890)	(37,832)
Others	-	-	-
Closing balance as of December 31, 2017	2,146,692	525,858	2,672,550
Opening balance as of January 1, 2018	2,146,692	525,858	2,672,550
Increase (decrease) due to exchange rate differences	(300,203)	(76,922)	(377,125)
Adjustment IAS 29, hyperinflation Argentina	335	-	335
Others	(1,688)	-	(1,688)
Closing balance as of December 31, 2018	1,845,136	448,936	2,294,072
Opening balance as of January 1, 2019	1,845,136	448,936	2,294,072
Increase (decrease) due to exchange rate differences	(67,133)	(17,363)	(84,496)
Transfer from Multiplus S.A. (see nota 1)	431,573	(431,573)	-
Closing balance as of December 31, 2019	2,209,576	-	2,209,576

As of December 31, 2019, the Company maintains only the CGU “Air Transport”, due to the merger of Multiplus S.A. in TAM Linhas Aereas (see Note 1), and changes in the management structure.

The CGU “Air transport” considers the transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania.

The recoverable amount of the CGU has been determined based on the value in use calculations which require the use of assumptions. These calculations use cash flow projections covering a 5 year period which is based on the financial budgets approved by management. Cash flows beyond the 5 year period are extrapolated using the estimated revenue growth rates and average volumes, which do not exceed the average long-term revenue growth rates.

Management’s cash flow projections included significant judgements and assumptions related to annual revenue growth rates, discount rate, inflation rates, the exchange rate and price of fuel. The annual revenue growth rate is based on past performance and management’s expectations of market development in each of the countries in which it operates. The discount rates used, for the CGU “Air transport”, are in determined in US dollars, after taxes, and reflect specific risks related to the relevant countries of each of the operations. Inflation rates and exchange rates are based on the data available from the countries and the information provided by the Central Bank of the various countries where it operates, and the price of fuel is determined based on estimated levels of production, the competitive environment of the market in which they operate and their commercial strategy.

As of December 31, 2019 the recoverable values were determined using the following assumptions presented below:

Air transportation
CGU
Annual growth rate (Terminal)%		1.0 - 2.0
Exchange rate (1)	R$/US$	4.0 - 4.9
Discount rate based on the weighted average cost of capital (WACC)%		7.50 - 8.50
Fuel Price from futures price curves commodities markets	US$/barrel	79 - 80

(1) In line with the expectations of the Central Bank of Brazil

The result of the impairment test, which includes a sensitivity analysis of its main variables, showed that the estimated recoverable amount exceeded the carrying amount of the cash generating unit, and therefore no impairment was detected.

The calculation of the recoverable value of the CGU is most sensitive to annual revenue growth rates, discount and exchange rates. The sensitivity analysis included the individual impact of the variations of the critical estimates when determining the recoverable amounts, namely:

Decrease
	Increase	Minimum
	Maximum	terminal
	WACC	growth rate
	%	%

Air transportation CGU	8.5	1.0

In none of the previous cases there was an impairment of the cash generating unit.